STOCKHOLDERS' EQUITY - Common Stock (Detail Textuals 4) (USD $)					0 Months Ended		0 Months Ended		1 Months Ended
	Jun. 30, 2013	Apr. 26, 2013 Employee	Dec. 31, 2012	Dec. 31, 2011	Nov. 15, 2012 Series C Preferred Stock Sigma Agreement Sigma Opportunity Fund II, LLC and Sigma Capital Advisors, LLC	Dec. 31, 2012 Apex	Jun. 04, 2012 Apex Common Stock	Jun. 04, 2012 Apex Selling, General and Administrative Expenses Common Stock	Jul. 31, 2012 Illume Mobile Common Stock Asset purchase agreement
Business Acquisition [Line Items]
Shares issued as a part of a specified bonus	9,370,646	70,207	9,300,439	8,182,791
Number of employees		3
Number of shares issued as consideration for acquisition related expenses							325,000		617,284
Value of shares issued as consideration for acquisition related expenses						$ 341,000		$ 341,000	$ 698,000
Number of series C preferred stock, aggregate of common stock					175,364